Weighted-Average Assumptions Relating to Valuation of Our Stock Options (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	0.57%	1.12%	1.14%
Expected volatility	31.40%	32.59%	33.35%
Expected dividend yield	3.49%	3.48%	3.65%